Michael L. Penley (858) 550-6028 mpenley@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

June 16, 2010

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4720

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey Riedler
John Krug
Daniel Greenspan
Vanessa Robertson
Joel Parker

Re:	Trius Therapeutics, Inc.
Registration Statement on Form S-1 (File No. 333-162945)
Amendment No. 5 Filed June 16, 2010

Dear Ms. Robertson and Messrs. Riedler, Krug, Greenspan and Parker:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Trius Therapeutics, Inc. (the “Company”), is Amendment No. 5 (“Amendment No. 5”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on November 6, 2009. The copy of Amendment No. 5 enclosed herewith is marked to show changes to Amendment No. 4 to the Registration Statement filed with the Commission on February 25, 2010.

The Company respectfully requests the staff’s assistance in completing the review of the Registration Statement and Amendment No. 5 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 5 to me at (858) 550-6028 or Charles J. Bair, Esq. at (858) 550-6142.

Sincerely,

Cooley LLP

/s/ Michael L. Penley, Esq.

cc:	Jeffrey Stein, Ph.D., Trius Therapeutics, Inc.
John P. Schmid, Trius Therapeutics, Inc.
M. Wainwright Fishburn, Jr., Esq., Cooley LLP
Charles J. Bair, Esq., Cooley LLP
Patrick A. Pohlen, Esq., Latham & Watkins LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM